LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investment Holdings [Line Items]
Total long-term investments	¥ 127,748	$ 20,046	¥ 47,300	¥ 35,228
Equity Method Investments
Investment Holdings [Line Items]
Total long-term investments	18,957		1,500	1,500
Other Equity Investments
Investment Holdings [Line Items]
Total long-term investments	108,791		45,800	33,728
Beijing Chenfeng Network Technology Co., Ltd. | Other Equity Investments
Investment Holdings [Line Items]
Total long-term investments	51,207		11,960	2,500
Beijing Lianxinzhihui Technology Co., Ltd. | Equity Method Investments
Investment Holdings [Line Items]
Total long-term investments			1,500	1,500
Sichuan Xingneng Ronglian Technology Co., Ltd. | Equity Method Investments
Investment Holdings [Line Items]
Total long-term investments	2,842
Shanghai Keshen Information Technology Co., Ltd. | Equity Method Investments
Investment Holdings [Line Items]
Total long-term investments	16,115
Shanghai Yuhuan Information System Co., Ltd. | Other Equity Investments
Investment Holdings [Line Items]
Total long-term investments	18,784		23,040	23,040
Beijing Hujingtiaoyue Technology Co., Ltd. | Other Equity Investments
Investment Holdings [Line Items]
Total long-term investments	13,000		5,000	5,000
Hangzhou Paileyun Technology Co., Ltd. | Other Equity Investments
Investment Holdings [Line Items]
Total long-term investments	5,800		¥ 5,800	¥ 3,188
Xinyu Hongling Investment Management Center (limited Partnership) | Other Equity Investments
Investment Holdings [Line Items]
Total long-term investments	¥ 20,000